Schwab Retirement Advantage Money Fund
Schwab Retirement Advantage Money Fund®
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Retirement Advantage Money Fund
Shareholder fees	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Retirement Advantage Money Fund
Management fees		0.35%
Distribution (12b-1) fees		none
Other expenses		0.25%
Total annual fund operating expenses		0.60%
Less expense reduction		(0.11%)
Total annual fund operating expenses after expense reduction	[1]	0.49%
[1]	The investment adviser and its affiliates have agreed to limit the fund's total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.49% through 4/29/14 (the "contractual expense limitation agreement"). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund's Board of Trustees. "Non-routine expenses" that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the investment adviser and/or its affiliates of fund fees and expenses that were previously waived or reimbursed by the investment adviser and/or its affiliates in order to maintain a positive net yield for the fund (the "voluntary yield waiver"). As of the three-year period ended December 31, 2011, the investment adviser and/or its affiliates waived fees in the amount of $3,270,747 under the voluntary yield waiver. Any future reimbursement of these previously waived fees made by the fund to the investment adviser and/or its affiliates may cause the fund's total annual operating expenses to exceed the expense limitation under the contractual expense limitation agreement. If any actual or scheduled reimbursement payments to the investment adviser and/or its affiliates under the voluntary fee waiver materially impact the fund's total annual operating expenses, this fee table will be amended to reflect that impact.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses through 4/29/14 are the same as those shown above as total annual fund operating expenses after expense reduction and for all subsequent periods are the same as those shown above as total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Retirement Advantage Money Fund	50	169	312	728

Principal investment strategies

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

  commercial paper, including asset-backed commercial paper
  promissory notes
  certificates of deposit and time deposits
  variable- and floating-rate debt securities
  bank notes and bankers’ acceptances
  repurchase agreements
  obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Counter-Party Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwab.com/moneyfunds or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31

Best quarter: 1.25% Q3 2007 Worst quarter: 0.00% Q4 2011
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns	Label	1 year	5 years	10 years
Schwab Retirement Advantage Money Fund	Fund	0.01%	1.53%	1.83%

Schwab Investor Money Fund
Schwab Investor Money Fund®
Investment objective
The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Investor Money Fund
Shareholder fees	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Investor Money Fund
Management fees	0.34%
Distribution (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.62%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Investor Money Fund	63	199	346	774

Principal investment strategies

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

  commercial paper, including asset-backed commercial paper
  promissory notes
  certificates of deposit and time deposits
  variable- and floating-rate debt securities
  bank notes and bankers’ acceptances
  repurchase agreements
  obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds.

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Investment Risk. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Counter-Party Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwab.com/moneyfunds or call toll-free 1-800-435-4000 for a current seven-day yield.
Annual total returns (%) as of 12/31

Best quarter: 1.22% Q3 2007 Worst quarter: 0.00% Q4 2011
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns	Label	1 year	5 years	10 years
Schwab Investor Money Fund	Fund	0.01%	1.47%	1.71%